National Financial Services Corporation
82 Devonshire Street N7A
Boston, Massachusetts 02109-3614

June 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk - Stop 1-4
Re: Fidelity Defined Trusts, Series 4 (the"Trust")

Ladies/Gentlemen:
Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 1 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission on May 29, 1997.
Very truly yours,
National Financial Services Corporation
By_David J. Pearlman
Assistant Clerk